Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Total	Issued Capital [Member]	Share Premium [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Equity Attributable To Owners Of Parent [Member]	Noncontrolling Interests [Member]
Balance at Aug. 31, 2018	$ 5,970,000,000	$ 4,349,000,000	$ 27,000,000	$ 1,632,000,000	$ (39,000,000)	$ 5,969,000,000	$ 1,000,000
Effects if changes in accounting principles (note 2) | Financial Effect Of Changes In Accounting Policy [Member]	(22,000,000)	0	0	(22,000,000)	0	(22,000,000)	0
Net income	733,000,000	0	0	731,000,000	0	731,000,000	2,000,000
Other comprehensive income (loss)	(55,000,000)	0	0	0	(55,000,000)	(55,000,000)	0
Comprehensive income	678,000,000	0	0	731,000,000	(55,000,000)	676,000,000	2,000,000
Dividends	(401,000,000)	0	0	(401,000,000)	0	(401,000,000)	0
Dividend reinvestment plan	0	217,000,000	0	(217,000,000)	0	0	0
Shares issued under stock option plan	35,000,000	39,000,000	(4,000,000)	0	0	35,000,000	0
Share-based compensation	3,000,000	0	3,000,000	0	0	3,000,000	0
Balance (As reported [Member]) at Aug. 31, 2019	6,285,000,000
Balance (Financial Effect Of Changes In Accounting Policy [Member]) at Aug. 31, 2019	(22,000,000)
Balance at Aug. 31, 2019	6,285,000,000	4,605,000,000	26,000,000	1,745,000,000	(94,000,000)	6,282,000,000	3,000,000
Restated balance	6,263,000,000	4,605,000,000	26,000,000	1,723,000,000	(94,000,000)	6,260,000,000	3,000,000
Net income	688,000,000	0	0	688,000,000	0	688,000,000	0
Other comprehensive income (loss)	(5,000,000)	0	0	0	(5,000,000)	(5,000,000)	0
Comprehensive income	683,000,000	0	0	688,000,000	(5,000,000)	683,000,000	0
Dividends	(580,000,000)	0	0	(580,000,000)	0	(580,000,000)	0
Dividend reinvestment plan	0	37,000,000	0	(37,000,000)	0	0	0
Distributions declared to non-controlling interest	(3,000,000)	0	0	0	0	0	(3,000,000)
Shares issued under stock option plan	8,000,000	9,000,000	(1,000,000)	0	0	8,000,000	0
Shares Repurchased	(140,000,000)	(49,000,000)	0	(91,000,000)	0	(140,000,000)	0
Share-based compensation	2,000,000	0	2,000,000	0	0	2,000,000	0
Balance at Aug. 31, 2020	$ 6,233,000,000	$ 4,602,000,000	$ 27,000,000	$ 1,703,000,000	$ (99,000,000)	$ 6,233,000,000	$ 0